Subsequent Events - Additional Information (Detail) - Revolving Loan Facility [Member] - NetEase [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2023	Apr. 30, 2021
Subsequent Event [Line Items]
Maximum Borrowing Capacity			$ 300.0	$ 300.0
Maturity of line of credit facility		Mar. 31, 2030
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit, repaid	$ 15.0